Business Description and Basis of Presentation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2023
Business Description and Basis of Presentation
Net loss	$ (229)	$ (475)	$ (619)
Cash outflows from operations	$ (394)	$ (512)	$ (250)
Senior secured credit agreement
Business Description and Basis of Presentation
Principal amount				$ 135